Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Glenmede Fund, Inc.
Entity Central Index Key	0000835663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000017534
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative U.S. Large Cap Core Equity Portfolio
Trading Symbol	GTLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Core Equity Portfolio - Advisor Class (GTLOX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLOX	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Core Equity Portfolio had a total return of +26.51%. The Portfolio compares its performance to the Russell 1000® Index, which had a return of +38.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including Parker-Hannifin Corporation with portfolio return of +74.0%

  Stock selection in the consumer discretionary sector, including Toll Brothers, Inc. with portfolio return of +108.7%.

  Stock selection in the energy sector, including Marathon Petroleum Inc. with portfolio return of +17.0%.

  Relative underexposures to the largest constituents of the Russell 1000 Index in which six companies contributed about +35% of the positive return for the Index.

  Stock selection in the information technology sector, including Amkor Technology, Inc. with portfolio return of -39.2%.

  Stock selection in the health care sector, including CVS Health Corporation with portfolio return of -20.8%.

Line Graph [Table Text Block]
	GTLOX	Russell 1000® Index
Oct 2014	$10,000	$10,000
Oct 2015	$10,683	$10,486
Oct 2016	$10,933	$10,933
Oct 2017	$13,856	$13,520
Oct 2018	$14,468	$14,464
Oct 2019	$15,396	$16,511
Oct 2020	$15,104	$18,305
Oct 2021	$21,714	$26,269
Oct 2022	$18,916	$21,967
Oct 2023	$19,752	$24,050
Oct 2024	$24,988	$33,206

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTLOX	26.51%	10.17%	9.59%
Russell 1000® Index	38.07%	15.00%	12.75%

AssetsNet	$ 687,898,406
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 4,248,871
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$687,898,406
# of Portfolio Holdings	103
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$4,248,871

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Semiconductors & Semiconductor Equipment	8.1%
Software	7.0%
IT Services	5.6%
Health Care Providers & Services	4.6%
Specialty Retail	4.5%
Media	4.5%
Biotechnology	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Machinery	4.0%
Capital Markets	3.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

United Therapeutics Corp.	2.0%
Alphabet, Inc., Class A	1.9%
Hewlett Packard Enterprise Co.	1.8%
Baker Hughes Co.	1.8%
Bank of New York Mellon Corp.	1.7%
Comcast Corp., Class A	1.7%
Dick's Sporting Goods, Inc.	1.7%
Corpay, Inc.	1.6%
TJX Cos., Inc.	1.6%
eBay, Inc.	1.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000158301
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative U.S. Large Cap Core Equity Portfolio
Trading Symbol	GTLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Core Equity Portfolio - Institutional Class (GTLIX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLIX	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Core Equity Portfolio had a total return of +26.77%. The Portfolio compares its performance to the Russell 1000® Index, which had a return of +38.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including Parker-Hannifin Corporation with portfolio return of +74.0%

  Stock selection in the consumer discretionary sector, including Toll Brothers, Inc. with portfolio return of +108.7%.

  Stock selection in the energy sector, including Marathon Petroleum Inc. with portfolio return of +17.0%.

  Relative underexposures to the largest constituents of the Russell 1000 Index in which six companies contributed about +35% of the positive return for the Index.

  Stock selection in the information technology sector, including Amkor Technology, Inc. with portfolio return of -39.2%.

  Stock selection in the health care sector, including CVS Health Corporation with portfolio return of -20.8%.

Line Graph [Table Text Block]
	GTLIXFootnote Reference1	Russell 1000® Index
Oct 2014	$10,000	$10,000
Oct 2015	$10,704	$10,486
Oct 2016	$10,980	$10,933
Oct 2017	$13,941	$13,520
Oct 2018	$14,583	$14,464
Oct 2019	$15,557	$16,511
Oct 2020	$15,285	$18,305
Oct 2021	$22,025	$26,269
Oct 2022	$19,221	$21,967
Oct 2023	$20,115	$24,050
Oct 2024	$25,498	$33,206

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/30/15
GTLIX	26.77%	10.39%	10.34%
Russell 1000® Index	38.07%	15.00%	13.91%

AssetsNet	$ 687,898,406
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 4,248,871
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$687,898,406
# of Portfolio Holdings	103
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$4,248,871

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Semiconductors & Semiconductor Equipment	8.1%
Software	7.0%
IT Services	5.6%
Health Care Providers & Services	4.6%
Specialty Retail	4.5%
Media	4.5%
Biotechnology	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Machinery	4.0%
Capital Markets	3.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

United Therapeutics Corp.	2.0%
Alphabet, Inc., Class A	1.9%
Hewlett Packard Enterprise Co.	1.8%
Baker Hughes Co.	1.8%
Bank of New York Mellon Corp.	1.7%
Comcast Corp., Class A	1.7%
Dick's Sporting Goods, Inc.	1.7%
Corpay, Inc.	1.6%
TJX Cos., Inc.	1.6%
eBay, Inc.	1.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000017535
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio
Trading Symbol	GTLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio - Advisor Class (GTLLX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLLX	$101	0.86%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Growth Equity Portfolio had a total return of +33.85%. The Portfolio compares its performance to the Russell 1000® Index and Russell 1000® Growth Index, each of which had returns of +38.07% and +43.77%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Lennar Corp. with portfolio return of +61.7%.

  Stock selection in the industrials sector, including Trane Technologies with portfolio return of +96.7%.

  Stock selection in the energy sector, including ONEOK, Inc. with portfolio return of +57.7%.

  Relative underexposures to the largest constituents of the Russell 1000 Growth Index in which six companies contributed about +57% of the positive return for the Index.

  Stock selection in the information technology sector, including Okta, Inc. with portfolio return of -24.3%.

  Stock selection in the health care sector, including Humana Inc. with portfolio return of -34.8%.

Line Graph [Table Text Block]
	GTLLX	Russell 1000® Index	Russell 1000® Growth Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$11,060	$10,486	$10,918
Oct 2016	$11,156	$10,933	$11,167
Oct 2017	$14,284	$13,520	$14,485
Oct 2018	$15,075	$14,464	$16,037
Oct 2019	$17,864	$16,511	$18,779
Oct 2020	$19,772	$18,305	$24,267
Oct 2021	$28,902	$26,269	$34,752
Oct 2022	$24,085	$21,967	$26,204
Oct 2023	$25,732	$24,050	$31,170
Oct 2024	$34,451	$33,206	$44,812

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTLLX	33.85%	14.03%	13.16%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell 1000® Growth Index	43.77%	19.00%	16.18%

AssetsNet	$ 1,465,981,658
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,892,927
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,465,981,658
# of Portfolio Holdings	64
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$8,892,927

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Software	17.7%
Semiconductors & Semiconductor Equipment	11.1%
Specialty Retail	9.1%
Interactive Media & Services	7.9%
IT Services	5.9%
Electronic Equipment, Instruments & Components	5.8%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.7%
Entertainment	4.1%
Biotechnology	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Netflix, Inc.	3.0%
Meta Platforms, Inc., Class A	2.9%
Arista Networks, Inc.	2.9%
NVIDIA Corp.	2.9%
Alphabet, Inc., Class A	2.8%
Microsoft Corp.	2.8%
ServiceNow, Inc.	2.7%
Incyte Corp.	2.6%
Salesforce, Inc.	2.5%
Dick's Sporting Goods, Inc.	2.4%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000158302
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio
Trading Symbol	GTILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio - Institutional Class (GTILX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTILX	$77	0.66%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Growth Equity Portfolio had a total return of +34.14%. The Portfolio compares its performance to the Russell 1000® Index and Russell 1000® Growth Index, each of which had returns of +38.07% and +43.77%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Lennar Corp. with portfolio return of +61.7%.

  Stock selection in the industrials sector, including Trane Technologies with portfolio return of +96.7%.

  Stock selection in the energy sector, including ONEOK, Inc. with portfolio return of +57.7%.

  Relative underexposures to the largest constituents of the Russell 1000 Growth Index in which six companies contributed about +57% of the positive return for the Index.

  Stock selection in the information technology sector, including Okta, Inc. with portfolio return of -24.3%.

  Stock selection in the health care sector, including Humana Inc. with portfolio return of -34.8%.

Line Graph [Table Text Block]
	GTILXFootnote Reference1	Russell 1000® Index	Russell 1000® Growth Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$11,082	$10,486	$10,918
Oct 2016	$11,202	$10,933	$11,167
Oct 2017	$14,370	$13,520	$14,485
Oct 2018	$15,195	$14,464	$16,037
Oct 2019	$18,042	$16,511	$18,779
Oct 2020	$20,007	$18,305	$24,267
Oct 2021	$29,306	$26,269	$34,752
Oct 2022	$24,473	$21,967	$26,204
Oct 2023	$26,199	$24,050	$31,170
Oct 2024	$35,144	$33,206	$44,812

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/5/15
GTILX	34.14%	14.26%	13.63%
Russell 1000® Index	38.07%	15.00%	13.53%
Russell 1000® Growth Index	43.77%	19.00%	16.89%

AssetsNet	$ 1,465,981,658
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,892,927
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,465,981,658
# of Portfolio Holdings	64
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$8,892,927

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Software	17.7%
Semiconductors & Semiconductor Equipment	11.1%
Specialty Retail	9.1%
Interactive Media & Services	7.9%
IT Services	5.9%
Electronic Equipment, Instruments & Components	5.8%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.7%
Entertainment	4.1%
Biotechnology	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Netflix, Inc.	3.0%
Meta Platforms, Inc., Class A	2.9%
Arista Networks, Inc.	2.9%
NVIDIA Corp.	2.9%
Alphabet, Inc., Class A	2.8%
Microsoft Corp.	2.8%
ServiceNow, Inc.	2.7%
Incyte Corp.	2.6%
Salesforce, Inc.	2.5%
Dick's Sporting Goods, Inc.	2.4%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000035926
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative U.S. Long/Short Equity Portfolio
Trading Symbol	GTAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative U.S. Long/Short Equity Portfolio - Advisor Class (GTAPX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTAPX	$263	2.52%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Long/Short Equity Portfolio had a total return of +8.53%. The Portfolio compares its performance to the Russell 3000® Index, and a Blended Index comprised of 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index, each of which had returns of +37.86% and +14.60%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including EMCOR Group, Inc. with portfolio return of +116.5%.

  Stock selection in the consumer staples sector, including Sprouts Farmers Market, Inc. with portfolio return of +102.6%.

  Stock selection in the consumer discretionary sector, including Stride Inc. with portfolio return of +69.7%.

  Stock selection in the information technology sector, including a short position in Fair Isaac Corporation with a portfolio return of -88.5%.

  Stock selection in the real estate sector, including a short position in Vornado Realty Trust with a portfolio return of -109.7%.

  Stock selection in the materials sector, including shorting Celanese Corporation with a  portfolio return of -33.0%.

Line Graph [Table Text Block]
	GTAPX	Russell 3000® Index	Blended IndexFootnote Reference1
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,472	$10,449	$10,151
Oct 2016	$10,537	$10,892	$10,306
Oct 2017	$11,896	$13,504	$11,054
Oct 2018	$11,610	$14,395	$11,416
Oct 2019	$11,107	$16,337	$12,090
Oct 2020	$10,322	$17,995	$12,599
Oct 2021	$12,078	$25,894	$13,517
Oct 2022	$13,124	$21,617	$14,025
Oct 2023	$13,850	$23,429	$14,893
Oct 2024	$15,032	$32,298	$17,069

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTAPX	8.53%	6.24%	4.16%
Russell 3000® Index	37.86%	14.60%	12.44%
Blended Index	14.60%	6.34%	5.95%

AssetsNet	$ 46,119,165
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 346,039
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$46,119,165
# of Portfolio Holdings	157
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$346,039

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Machinery	5.9%
Financial Services	5.3%
IT Services	4.3%
Diversified Consumer Services	4.3%
Electronic Equipment, Instruments & Components	4.1%
Insurance	3.9%
Construction & Engineering	3.8%
Energy Equipment & Services	3.5%
Metals & Mining	3.1%
Software	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Unum Group	2.3%
Stride, Inc.	2.2%
EMCOR Group, Inc.	2.1%
SkyWest, Inc.	2.1%
Adtalem Global Education, Inc.	2.1%
Sanmina Corp.	2.0%
MGIC Investment Corp.	1.9%
Janus Henderson Group PLC	1.9%
PulteGroup, Inc.	1.8%
Genpact Ltd.	1.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000211480
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative U.S. Long/Short Equity Portfolio
Trading Symbol	GTLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative U.S. Long/Short Equity Portfolio - Institutional Class (GTLSX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTLSX	$242	2.32%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Long/Short Equity Portfolio had a total return of +8.74%. The Portfolio compares its performance to the Russell 3000® Index, and a Blended Index comprised of 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index, each of which had returns of +37.86% and +14.60%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including EMCOR Group, Inc. with portfolio return of +116.5%.

  Stock selection in the consumer staples sector, including Sprouts Farmers Market, Inc. with portfolio return of +102.6%.

  Stock selection in the consumer discretionary sector, including Stride Inc. with portfolio return of +69.7%.

  Stock selection in the information technology sector, including a short position in Fair Isaac Corporation with a portfolio return of -88.5%.

  Stock selection in the real estate sector, including a short position in Vornado Realty Trust with a portfolio return of -109.7%.

  Stock selection in the materials sector, including shorting Celanese Corporation with a  portfolio return of -33.0%.

Line Graph [Table Text Block]
	GTLSXFootnote Reference1	Russell 3000® Index	Blended IndexFootnote Reference2
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,384	$10,449	$10,151
Oct 2016	$10,355	$10,892	$10,306
Oct 2017	$11,588	$13,504	$11,054
Oct 2018	$11,206	$14,395	$11,416
Oct 2019	$10,633	$16,337	$12,090
Oct 2020	$9,912	$17,995	$12,599
Oct 2021	$11,622	$25,894	$13,517
Oct 2022	$12,652	$21,617	$14,025
Oct 2023	$13,377	$23,429	$14,893
Oct 2024	$14,546	$32,298	$17,069

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/13/19
GTLSX	8.74%	6.47%	6.18%
Russell 3000® Index	37.86%	14.60%	14.44%
Blended Index	14.60%	6.34%	6.05%

AssetsNet	$ 46,119,165
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 346,039
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$46,119,165
# of Portfolio Holdings	157
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$346,039

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Machinery	5.9%
Financial Services	5.3%
IT Services	4.3%
Diversified Consumer Services	4.3%
Electronic Equipment, Instruments & Components	4.1%
Insurance	3.9%
Construction & Engineering	3.8%
Energy Equipment & Services	3.5%
Metals & Mining	3.1%
Software	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Unum Group	2.3%
Stride, Inc.	2.2%
EMCOR Group, Inc.	2.1%
SkyWest, Inc.	2.1%
Adtalem Global Education, Inc.	2.1%
Sanmina Corp.	2.0%
MGIC Investment Corp.	1.9%
Janus Henderson Group PLC	1.9%
PulteGroup, Inc.	1.8%
Genpact Ltd.	1.8%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000035927
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative U.S. Total Market Equity Portfolio
Trading Symbol	GTTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative U.S. Total Market Equity Portfolio - Advisor Class (GTTMX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTTMX	$229	2.04%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Total Market Equity Portfolio had a total return of +24.63%. The Portfolio compares its performance to the Russell 3000® Index, which had a return of +37.86% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer staples sector, including e.l.f. Beauty, Inc. with portfolio return of +123.5%.

  Stock selection in the health care sector, including Catalyst Pharmaceuticals, Inc. with portfolio return of +75.7%.

  Stock selection in the industrials sector, including EMCOR Group, Inc. with portfolio return of +116.5%.

  Stock selection in the information technology sector, including a short position in Fair Isaac Corporation with a portfolio return of -75.9%.

  Stock selection in the communication services sector, including a short position in TKO Group Holdings, Inc. Class A with a portfolio return of -30.3%.

  Stock selection in the real estate sector, including a short position in Vornado Realty Trust with a portfolio return of +115.7%.

Line Graph [Table Text Block]
	GTTMX	Russell 3000® Index
Oct 2014	$10,000	$10,000
Oct 2015	$10,394	$10,449
Oct 2016	$10,432	$10,892
Oct 2017	$13,476	$13,504
Oct 2018	$13,882	$14,395
Oct 2019	$14,452	$16,337
Oct 2020	$13,178	$17,995
Oct 2021	$21,924	$25,894
Oct 2022	$20,223	$21,617
Oct 2023	$19,515	$23,429
Oct 2024	$24,321	$32,298

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTTMX	24.63%	10.97%	9.29%
Russell 3000® Index	37.86%	14.60%	12.44%

AssetsNet	$ 35,799,232
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 267,296
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$35,799,232
# of Portfolio Holdings	168
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$267,296

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Financial Services	8.2%
Biotechnology	7.5%
Software	7.3%
IT Services	6.0%
Machinery	5.4%
Specialty Retail	5.1%
Media	4.8%
Electronic Equipment, Instruments & Components	4.6%
Semiconductors & Semiconductor Equipment	4.6%
Banks	4.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

EMCOR Group, Inc.	3.1%
MGIC Investment Corp.	3.0%
Unum Group	2.7%
Taylor Morrison Home Corp.	2.6%
Cargurus, Inc.	2.5%
Catalyst Pharmaceuticals, Inc.	2.4%
Stride, Inc.	2.3%
Merit Medical Systems, Inc.	2.3%
Sanmina Corp.	2.3%
Molina Healthcare, Inc.	2.3%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000017538
Shareholder Report [Line Items]
Fund Name	Glenmede Small Cap Equity Portfolio
Trading Symbol	GTCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Advisor Class (GTCSX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCSX	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Small Capitalization Equity Portfolio had a total return of +28.32%. The Portfolio compares its performance to the Russell 2000® Index and the Russell 2000® Value Index, each of which had a returns of +34.07% and +31.77%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Financials sector, including Evercore, Inc. with portfolio return of +106.3%.

  Stock selection in the Industrials sector, including Emcor Group, Inc. with portfolio return of +90.91%.

  Stock selection in the Energy sector, including CNX Resources Corp. with portfolio return of +56.68%.

  Stock selection in the Health Care sector, including Ironwood Pharmaceuticals, Inc. with portfolio return of -52.73%.

  Stock selection in the Consumer Staples sector, including Grocery Outlet Holdings, Inc. with portfolio return of -48.32%.

  Stock selection in the Information Technology sector, including Diodes, Inc. with portfolio return of -10.14%.

Line Graph [Table Text Block]
	GTCSX	Russell 2000® Index	Russell 2000® Value Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,303	$10,034	$9,712
Oct 2016	$10,259	$10,446	$10,568
Oct 2017	$13,115	$13,355	$13,190
Oct 2018	$13,039	$13,603	$13,112
Oct 2019	$12,699	$14,270	$13,534
Oct 2020	$12,492	$14,251	$11,650
Oct 2021	$19,956	$21,490	$19,141
Oct 2022	$18,641	$17,506	$17,087
Oct 2023	$18,075	$16,006	$15,391
Oct 2024	$23,186	$21,460	$20,280

Average Annual Return [Table Text Block]
aatr	1 Year	5 Years	10 Years
GTCSX	28.32%	12.80%	8.78%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%

AssetsNet	$ 1,274,557,139
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 6,561,694
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,274,557,139
# of Portfolio Holdings	87
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$6,561,694

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Banks	10.1%
Short-Term Investments	8.8%
Capital Markets	6.1%
Software	5.5%
Trading Companies & Distributors	4.3%
Health Care Equipment & Supplies	4.1%
Specialty Retail	3.9%
Oil, Gas & Consumable Fuels	3.4%
Professional Services	3.4%
Health Care Providers & Services	3.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Evercore, Inc., Class A	2.1%
Kontoor Brands, Inc.	2.0%
CACI International, Inc., Class A	1.9%
Western Alliance Bancorp	1.8%
Frontdoor, Inc.	1.7%
Stifel Financial Corp.	1.7%
Cargurus, Inc.	1.6%
WESCO International, Inc.	1.6%
CommVault Systems, Inc.	1.6%
Valvoline, Inc.	1.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000017539
Shareholder Report [Line Items]
Fund Name	Glenmede Small Cap Equity Portfolio
Trading Symbol	GTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Institutional Class (GTSCX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSCX	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Small Capitalization Equity Portfolio had a total return of +28.58%. The Portfolio compares its performance to the Russell 2000® Index and the Russell 2000® Value Index, each of which had a returns of +34.08% and +31.77%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Financials sector, including Evercore, Inc. with portfolio return of +106.3%.

  Stock selection in the Industrials sector, including Emcor Group, Inc. with portfolio return of +90.91%.

  Stock selection in the Energy sector, including CNX Resources Corp. with portfolio return of +56.68%.

  Stock selection in the Health Care sector, including Ironwood Pharmaceuticals, Inc. with portfolio return of -52.73%.

  Stock selection in the Consumer Staples sector, including Grocery Outlet Holdings, Inc. with portfolio return of -48.32%.

  Stock selection in the Information Technology sector, including Diodes, Inc. with portfolio return of -10.14%.

Line Graph [Table Text Block]
	GTSCX	Russell 2000® Index	Russell 2000® Value Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,324	$10,034	$9,712
Oct 2016	$10,298	$10,446	$10,568
Oct 2017	$13,191	$13,355	$13,190
Oct 2018	$13,144	$13,603	$13,112
Oct 2019	$12,831	$14,270	$13,534
Oct 2020	$12,646	$14,251	$11,650
Oct 2021	$20,239	$21,490	$19,141
Oct 2022	$18,945	$17,506	$17,087
Oct 2023	$18,402	$16,006	$15,391
Oct 2024	$23,662	$21,460	$20,280

Average Annual Return [Table Text Block]
aatr	1 Year	5 Years	10 Years
GTSCX	28.58%	13.02%	8.99%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%

AssetsNet	$ 1,274,557,139
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 6,561,694
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,274,557,139
# of Portfolio Holdings	87
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$6,561,694

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Banks	10.1%
Short-Term Investments	8.8%
Capital Markets	6.1%
Software	5.5%
Trading Companies & Distributors	4.3%
Health Care Equipment & Supplies	4.1%
Specialty Retail	3.9%
Oil, Gas & Consumable Fuels	3.4%
Professional Services	3.4%
Health Care Providers & Services	3.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Evercore, Inc., Class A	2.1%
Kontoor Brands, Inc.	2.0%
CACI International, Inc., Class A	1.9%
Western Alliance Bancorp	1.8%
Frontdoor, Inc.	1.7%
Stifel Financial Corp.	1.7%
Cargurus, Inc.	1.6%
WESCO International, Inc.	1.6%
CommVault Systems, Inc.	1.6%
Valvoline, Inc.	1.6%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000017540
Shareholder Report [Line Items]
Fund Name	Glenmede Strategic Equity Portfolio
Trading Symbol	GTCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Strategic Equity Portfolio - Advisor Class (GTCEX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCEX	$99	0.87%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Strategic Equity Portfolio had a total return of +28.35%. The Portfolio compares its performance to the S&P 500® Index (the “Index”), which had a return of +38.02% over the same period. The graph and table below also show how the Portfolio's performance compares to the Dow Jones Industrial Average Index.

 Top Contributors

 Top Detractors

  Stock selection in the health care sector, including Eli Lilly and Company with a portfolio return of +50.8%.

  Stock selection in the materials sector, including Martin Marietta Materials, Inc. with a portfolio return of +45.7%.

  Relative underweight to the energy sector, which had a return of +8.1% for the Index.

  Stock selection in the information technology sector, including Adobe Inc. with a portfolio return of -10.2% and the Portfolio not holding NVIDIA Corporation which had a return of +225.7% that added 6.1 percentage points to the Index annual return.

  Stock selection in the communications sector, including Comcast Corporation Class A with a portfolio return of +8.9% and the Portfolio not holding Meta Platforms Inc Class A which had a return of +89.0% that added 1.0 percentage points to the Index annual return.

  Stock selection in the consumer staples sector, including Dollar General Corporation with a portfolio return of -31.4%.

Line Graph [Table Text Block]
	GTCEX	S&P 500® Index	Dow Jones Industrial Average Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,449	$10,520	$10,406
Oct 2016	$10,994	$10,994	$10,977
Oct 2017	$14,054	$13,593	$14,497
Oct 2018	$14,777	$14,591	$15,927
Oct 2019	$16,920	$16,681	$17,570
Oct 2020	$16,889	$18,301	$17,630
Oct 2021	$24,078	$26,155	$24,282
Oct 2022	$20,720	$22,334	$22,645
Oct 2023	$22,788	$24,599	$23,362
Oct 2024	$29,249	$33,950	$30,102

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTCEX	28.35%	11.57%	11.33%
S&P 500® Index	38.02%	15.27%	13.00%
Dow Jones Industrial Average Index	28.85%	11.37%	11.65%

AssetsNet	$ 179,733,247
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 986,827
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$179,733,247
# of Portfolio Holdings	43
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$986,827

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Software	11.7%
Interactive Media & Services	6.2%
Financial Services	6.1%
Hotels, Restaurants & Leisure	5.2%
Banks	5.1%
Technology Hardware, Storage & Peripherals	4.6%
Specialty Retail	4.5%
Health Care Providers & Services	4.3%
Pharmaceuticals	4.3%
IT Services	4.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Alphabet, Inc., Class C	6.2%
Microsoft Corp.	5.3%
Apple, Inc.	4.6%
Mastercard, Inc., Class A	4.2%
Booking Holdings, Inc.	3.8%
Amphenol Corp., Class A	3.7%
Oracle Corp.	3.3%
Martin Marietta Materials, Inc.	3.1%
Eli Lilly & Co.	3.1%
Adobe, Inc.	3.0%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000164152
Shareholder Report [Line Items]
Fund Name	Glenmede Women in Leadership U.S. Equity Portfolio
Trading Symbol	GWILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Women in Leadership U.S. Equity Portfolio - Advisor Class (GWILX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GWILX	$98	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Women in Leadership U.S. Equity Portfolio had a total return of +31.05%. The Portfolio compares its performance to the Russell 1000® Index, which had a return of +38.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including Trane Technologies with portfolio return of +96.7%.

  Stock selection in the energy sector, including Kinder Morgan, Inc. with portfolio return of +57.0%.

  An overweight in the utilities sector with a portfolio return of +38.9%, including NiSource Inc. with portfolio return of +44.8%.

  Relative underexposures to the largest constituents of the Russell 1000 Index in which six companies contributed about +35% of the positive return for the Index.

  Stock selection in the information technology sector, including Arrow Electronics, Inc. with portfolio return of -6.1%.

  Stock selection in the health care sector, including Merck & Co., Inc. with portfolio return of -9.5%.

Line Graph [Table Text Block]
	GWILX	Russell 1000® Index
Dec 2015	$10,000	$10,000
Oct 2016	$10,773	$10,709
Oct 2017	$13,370	$13,244
Oct 2018	$13,819	$14,168
Oct 2019	$15,167	$16,173
Oct 2020	$14,840	$17,930
Oct 2021	$21,361	$25,732
Oct 2022	$18,553	$21,518
Oct 2023	$19,321	$23,558
Oct 2024	$25,319	$32,527

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/22/15
GWILX	31.05%	10.79%	11.05%
Russell 1000® Index	38.07%	15.00%	14.23%

AssetsNet	$ 22,856,726
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 51,011
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$22,856,726
# of Portfolio Holdings	79
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$51,011

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Software	13.4%
Media	4.9%
Health Care Providers & Services	4.7%
Financial Services	4.4%
Communications Equipment	4.3%
Semiconductors & Semiconductor Equipment	4.3%
Pharmaceuticals	4.1%
Technology Hardware, Storage & Peripherals	3.9%
Banks	3.8%
Specialty Retail	3.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Trane Technologies PLC	2.8%
Bank of New York Mellon Corp.	2.7%
Hewlett Packard Enterprise Co.	2.6%
QUALCOMM, Inc.	2.5%
eBay, Inc.	2.5%
nVent Electric PLC	2.5%
Zoom Video Communications, Inc., Class A	2.3%
Arista Networks, Inc.	2.2%
Gitlab, Inc., Class A	2.2%
Bank of America Corp.	2.1%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000164151
Shareholder Report [Line Items]
Fund Name	Glenmede Environmental Accountability Portfolio
Trading Symbol	RESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Environmental Accountability Portfolio - Advisor Class (RESGX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
RESGX	$96	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Glenmede Environmental Accountability Portfolio had a total return of +26.43%. The Portfolio compares its performance to the Russell 1000® Index, which had a return of +38.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Toll Brothers, Inc. with portfolio return of +108.7%.

  Stock selection in the industrials sector, including Trane Technologies with portfolio return of +96.7%.

  Stock selection in the real estate sector, including CBRE, Inc. with portfolio return of +88.9%.

  Relative underexposures to the largest constituents of the Russell 1000 Index in which six companies contributed about +35% of the positive return for the Index.

  Stock selection in the information technology sector, including UiPath, Inc. with portfolio return of -47.4%.

  Stock selection in the health care sector, including Humana Inc. with portfolio return of -30.3%.

Line Graph [Table Text Block]
	RESGX	Russell 1000® Index
Dec 2015	$10,000	$10,000
Oct 2016	$10,887	$10,709
Oct 2017	$13,764	$13,244
Oct 2018	$14,453	$14,168
Oct 2019	$15,434	$16,173
Oct 2020	$15,568	$17,930
Oct 2021	$22,777	$25,732
Oct 2022	$19,585	$21,518
Oct 2023	$20,044	$23,558
Oct 2024	$25,342	$32,527

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/22/15
RESGX	26.43%	10.43%	11.06%
Russell 1000® Index	38.07%	15.00%	14.23%

Material Change Date	Oct. 31, 2024
AssetsNet	$ 23,926,498
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 36,427
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$23,926,498
# of Portfolio Holdings	75
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$36,427

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Semiconductors & Semiconductor Equipment	8.7%
Software	7.2%
IT Services	5.1%
Health Care Providers & Services	4.5%
Specialty Retail	4.5%
Communications Equipment	4.0%
Financial Services	3.7%
Building Products	3.6%
Capital Markets	3.6%
Biotechnology	3.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Toll Brothers, Inc.	2.5%
CBRE Group, Inc., Class A	2.2%
General Mills, Inc.	2.1%
Dick's Sporting Goods, Inc.	2.1%
NXP Semiconductors NV	2.0%
Trane Technologies PLC	2.0%
AT&T, Inc.	2.0%
Omnicom Group, Inc.	1.9%
Alphabet, Inc., Class A	1.9%
Citigroup, Inc.	1.9%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the year endedOctober 31, 2024 .

Effective October 7, 2024, the Portfolio's name has been changed from the "Responsible ESG U.S. Equity Portfolio" to the "Environmental Accountability Portfolio." In connection with the name change, the Portfolio's principal investment strategy changed from investing at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities that meet the Portfolio's environmental, socially responsible and governance criteria to investing at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities that meet the Portfolio's environmental criteria. No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective October 7, 2024, the Portfolio's name has been changed from the "Responsible ESG U.S. Equity Portfolio" to the "Environmental Accountability Portfolio." In connection with the name change, the Portfolio's principal investment strategy changed from investing at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities that meet the Portfolio's environmental, socially responsible and governance criteria to investing at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities that meet the Portfolio's environmental criteria. No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio during the year ended
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000176162
Shareholder Report [Line Items]
Fund Name	Glenmede Equity Income Portfolio
Trading Symbol	GEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Equity Income Portfolio - Advisor Class (GEQIX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GEQIX	$96	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Equity Income Portfolio had a total return of +25.04%. The Portfolio compares its performance to the S&P 500® Index (the “S&P 500”), and the Russell 1000® Value Index, which had returns of +38.02% and +30.98%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the financials sector, including Fidelity National Information Service, Inc. with a portfolio return of +87.0%.

  Relative overweight to the financials sector, with a portfolio return of +50.3% and an average portfolio weight of 20.0% versus the S&P 500 at a 12.9% weight.

  Relative underweight to the consumer discretionary sector, which had a return of +32.0% for the S&P 500.

  Relative underweight to the information technology sector, which had a return of +51.2% for the S&P 500.

  Stock selection in the consumer staples sector, including Dollar General Corporation with a portfolio return of -31.4%.

  Stock selection in the information technology sector, Cisco Systems, Inc. with a portfolio return of +8.5% and the Portfolio not holding NVIDIA Corporation with a return of +225.7% that added 6.1 percentage points to the S&P 500 annual return.

Line Graph [Table Text Block]
	GEQIX	S&P 500® Index	Russell 1000® Value Index
Dec 2016	$10,000	$10,000	$10,000
Oct 2017	$11,177	$11,532	$10,736
Oct 2018	$11,489	$12,380	$11,062
Oct 2019	$13,177	$14,153	$12,302
Oct 2020	$13,127	$15,528	$11,371
Oct 2021	$17,869	$22,191	$16,347
Oct 2022	$17,387	$18,949	$15,203
Oct 2023	$17,283	$20,871	$15,224
Oct 2024	$21,611	$28,805	$19,940

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/21/16
GEQIX	25.04%	10.40%	10.30%
S&P 500® Index	38.02%	15.27%	14.44%
Russell 1000® Value Index	30.98%	10.14%	9.17%

AssetsNet	$ 18,691,786
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 51,734
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$18,691,786
# of Portfolio Holdings	48
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$51,734

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Capital Markets	8.3%
Insurance	6.6%
Health Care Equipment & Supplies	6.3%
Hotels, Restaurants & Leisure	4.4%
Machinery	4.4%
Chemicals	4.2%
Oil, Gas & Consumable Fuels	4.0%
Banks	3.6%
Media	3.5%
Pharmaceuticals	3.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

JPMorgan Chase & Co.	3.6%
Oracle Corp.	3.4%
Allstate Corp.	3.0%
Fidelity National Information Services, Inc.	2.7%
Snap-on, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Cisco Systems, Inc.	2.7%
Ameriprise Financial, Inc.	2.6%
DTE Energy Co.	2.6%
RTX Corp.	2.4%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000017533
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative International Equity Portfolio
Trading Symbol	GTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative International Equity Portfolio - Advisor Class (GTCIX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTCIX	$113	1.00%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative International Equity Portfolio had a total return of +25.78%. The Portfolio compares its performance to the MSCI World Ex-United States Index, which had a return of +23.83% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the materials sector, including CRH public limited company with portfolio return of +69.6%

  Stock selection in the consumer staples sector, including Imperial Brands PLC with a portfolio return of +46.1%.

  Stock selection in the consumer discretionary sector, including Industria DE Diseno Textil, S.A. with a portfolio return of +69.4%.

  Stock selection in the health care sector, including ONO Pharmaceutical Co., Ltd. with a portfolio return of -21.0%.

  Stock selection in the real estate sector, including Wharf Real Estate Investment Company Limited with a portfolio return of -13.8%.

  Stock selection in the utilities sector, including ENL Spa with a portfolio return of -6.5%.

Line Graph [Table Text Block]
	GTCIX	MSCI World Excluding United States Index
Oct 2014	$10,000	$10,000
Oct 2015	$9,817	$9,819
Oct 2016	$9,479	$9,595
Oct 2017	$11,466	$11,777
Oct 2018	$10,228	$10,981
Oct 2019	$11,108	$12,197
Oct 2020	$9,875	$11,369
Oct 2021	$13,031	$15,416
Oct 2022	$10,699	$12,019
Oct 2023	$12,313	$13,528
Oct 2024	$15,488	$16,753

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTCIX	25.78%	6.87%	4.47%
MSCI World Excluding United States Index	23.84%	6.55%	5.30%

AssetsNet	$ 25,829,538
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 99,899
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$25,829,538
# of Portfolio Holdings	79
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$99,899

Holdings [Text Block]

Country Composition (% of TNA as of 10/31/24)

Value	Value
Austria	1.6%
Singapore	2.0%
Sweden	2.2%
Denmark	2.9%
Italy	3.2%
Short-Term Investments	3.3%
Netherlands	3.3%
United States	1.5%
Spain	4.5%
Australia	4.8%
Switzerland	8.1%
France	9.1%
Germany	9.7%
Canada	10.5%
United Kingdom	12.4%
Japan	21.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Volvo AB, Class B	2.2%
Intesa Sanpaolo SpA	2.0%
Canadian Imperial Bank of Commerce	2.0%
Honda Motor Co. Ltd.	1.9%
Brambles Ltd.	1.9%
Holcim AG	1.8%
Cie de Saint-Gobain SA	1.8%
Deutsche Telekom AG	1.8%
Novartis AG	1.8%
Nitto Denko Corp.	1.7%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000195215
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative U.S. Large Cap Value Equity Portfolio
Trading Symbol	GQLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Value Equity Portfolio - Advisor Class (GQLVX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQLVX	$96	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Value Equity Portfolio had a total return of +26.50%. The Portfolio compares its performance to the Russell 1000® Index and Russell 1000® Value Index, each of which had returns of +38.07% and +30.98%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Toll Brothers, Inc. with portfolio return of +108.7%

  Stock selection in the financials sector, including Synchrony Financial with portfolio return of +100.1%.

  Stock selection in the materials sector, including CRH plc with portfolio return of +29.1%.

  Stock selection in the health care sector, including Humana, Inc. with portfolio return of -30.9%.

  Stock selection in the consumer staples sector, including Archer-Daniels-Midland Company with portfolio return of -31.1%.

  Stock selection in the information technology sector, including Skyworks Solutions, Inc.  with portfolio return of -4.5%.

Line Graph [Table Text Block]
	GQLVX	Russell 1000® Index	Russell 1000® Value Index
Nov 2017	$10,000	$10,000	$10,000
Oct 2018	$9,931	$10,665	$10,310
Oct 2019	$10,659	$12,174	$11,466
Oct 2020	$9,573	$13,497	$10,598
Oct 2021	$14,040	$19,370	$15,236
Oct 2022	$13,550	$16,197	$14,170
Oct 2023	$13,352	$17,733	$14,189
Oct 2024	$16,890	$24,484	$18,584

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/13/17
GQLVX	26.50%	9.64%	7.81%
Russell 1000® Index	38.07%	15.00%	13.72%
Russell 1000® Value Index	30.98%	10.14%	9.30%

AssetsNet	$ 2,083,801
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,083,801
# of Portfolio Holdings	96
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Diversification (% of TNA as of 10/31/24)

Value	Value
Financials	21.7%
Health Care	17.7%
Information Technology	13.5%
Consumer Discretionary	11.0%
Industrials	10.8%
Energy	7.4%
Consumer Staples	5.8%
Materials	5.0%
Utilities	4.0%
Real Estate	1.6%
Short-Term Investments	0.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Caterpillar, Inc.	2.5%
Bank of America Corp.	2.4%
Gilead Sciences, Inc.	2.3%
CME Group, Inc.	2.2%
Bristol-Myers Squibb Co.	2.2%
Baker Hughes Co.	2.2%
CRH PLC	2.2%
Comcast Corp., Class A	2.2%
Owens Corning	2.2%
United Therapeutics Corp.	2.1%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000195216
Shareholder Report [Line Items]
Fund Name	Glenmede Quantitative U.S. Small Cap Equity Portfolio
Trading Symbol	GQSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Quantitative U.S. Small Cap Equity Portfolio - Advisor Class (GQSCX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQSCX	$100	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Small Cap Equity Portfolio had a total return of +34.45%. The Portfolio compares its performance to the Russell 2000® Index, which had a return of +34.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Modine Manufacturing Company with portfolio return of +129.2%

  Stock selection in the industrials sector, including Sterling Infrastructure, Inc. with portfolio return of +112.0%.

  Stock selection in the health care sector, including MacroGenics, Inc. with portfolio return of +233.9%.

  Stock selection in the materials sector, including Metallus Inc. with portfolio return of -36.0%.

  Stock selection in the consumer staples sector, including Herbalife Ltd. with portfolio return of -39.5%.

  Stock selection in the financials sector, including Midland States Bancorp, Inc. with portfolio return of -20.8%.

Line Graph [Table Text Block]
	GQSCX	Russell 2000® Index
Nov 2017	$10,000	$10,000
Oct 2018	$10,285	$10,372
Oct 2019	$10,511	$10,880
Oct 2020	$9,736	$10,865
Oct 2021	$15,426	$16,385
Oct 2022	$14,969	$13,347
Oct 2023	$14,292	$12,204
Oct 2024	$19,215	$16,363

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/13/17
GQSCX	34.45%	12.82%	9.83%
Russell 2000® Index	34.07%	8.50%	7.32%

AssetsNet	$ 2,215,535
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,215,535
# of Portfolio Holdings	137
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Diversification (% of TNA as of 10/31/24)

Value	Value
Financials	19.2%
Health Care	18.6%
Industrials	15.4%
Information Technology	14.3%
Consumer Discretionary	11.1%
Energy	6.0%
Materials	3.9%
Real Estate	3.6%
Utilities	3.2%
Short-Term Investments	2.6%
Communication Services	2.1%
Consumer Staples	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/24)

Sterling Infrastructure, Inc.	2.1%
Stride, Inc.	1.6%
CareDx, Inc.	1.5%
Abercrombie & Fitch Co., Class A	1.3%
Teekay Tankers Ltd., Class A	1.2%
Interface, Inc.	1.2%
Zymeworks, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Q2 Holdings, Inc.	1.1%
Adtalem Global Education, Inc.	1.1%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000118430
Shareholder Report [Line Items]
Fund Name	Glenmede Global Secured Options Portfolio
Trading Symbol	NOVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Advisor Class (NOVIX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
NOVIX	$112	1.01%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Global Secured Options Portfolio had a total return of +21.52%. The Portfolio compares its performance to the MSCI ACWI Index and the Blended PutWrite Index, each of which had returns of +32.79% and +13.82%, respectively. Our total return outperformed our blended MSCI ACWI PutWrite Benchmark by 7.70% net.

 Top Contributors

 Top Detractors

  The Portfolio’s overweight to large cap U.S. stocks benefited the Portfolio’s total return, as the S&P 500 Index returned +37.99% for the fiscal year.

  The Portfolio’s overweight to MSCI Emerging Markets benefited the Portfolio’s total return, as the MSCI Emerging Markets Index returned +25.80% over the fiscal year.

  The Portfolio’s underweight to the MSCI EAFA benefited return, as the MSCI EAFA returned +23.68% over the fiscal year.

  Cash secured put options limited the Portfolio’s upside potential relative to the MSCI ACWI, and returned +21.30% during the fiscal year.

  The realized volatility of the MSCI ACWI was greater than the market expected during the year, with a slightly negative impact on the Portfolio’s performance.

  Our defensive positioning caused underperformance relative to the Portfolio’s MSCI ACWI benchmarks.

Line Graph [Table Text Block]
	NOVIX	MSCI All Country World Index Net	Blended PutWrite IndexFootnote Reference1
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$9,722	$9,997	$10,164
Oct 2016	$9,579	$10,201	$10,547
Oct 2017	$10,626	$12,568	$11,725
Oct 2018	$10,545	$12,503	$11,411
Oct 2019	$11,448	$14,078	$11,728
Oct 2020	$11,326	$14,766	$10,399
Oct 2021	$13,771	$20,270	$13,170
Oct 2022	$11,933	$16,225	$11,948
Oct 2023	$13,452	$17,929	$12,775
Oct 2024	$16,318	$23,808	$14,540

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
NOVIX	21.52%	7.38%	5.04%
MSCI All Country World Index Net	32.79%	11.08%	9.06%
Blended PutWrite Index	13.82%	4.39%	3.81%

AssetsNet	$ 19,934,007
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 70,108
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$19,934,007
# of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$70,108

Holdings [Text Block]	Sector Diversification (% of TNA as of 10/31/24)
Value	Value
Purchased Options	59.8%
U.S. Treasury Bills	12.1%
Repurchase Agreements	0.1%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000090298
Shareholder Report [Line Items]
Fund Name	Glenmede Secured Options Portfolio
Trading Symbol	GTSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Advisor Class (GTSOX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSOX	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Secured Options Portfolio had a total return of +15.88%. The Portfolio compares its performance to the S&P 500® Index and the CBOE S&P 500® PutWrite Index, each of which had returns of +38.02% and +17.94%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Cash secured put options had a cash yield of +5.7% per annum.

  Equity Risk Premium earned was +16.35%.

  Our process for cycling through monthly expiration (replacing expiring options with new options) added 10 basis points (bps) to the Portfolio’s total return relative to the CBOE S&P 500 PutWrite Index.

  Realized volatility was higher than what the market expected, leading to a -0.77% Volatility Risk Premium over the reporting period.

  The CBOE S&P 500 PutWrite Index underperformed CBOE S&P 500 Buy-Write Index by -0.57%.

  Our defensive positioning (lower strike selection) caused -0.96% of underperformance relative to the CBOE S&P 500 PutWrite Index.

Line Graph [Table Text Block]
	GTSOX	S&P 500® Index	CBOE S&P 500® Put-Write Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,637	$10,520	$10,698
Oct 2016	$11,178	$10,994	$11,191
Oct 2017	$12,020	$13,593	$12,511
Oct 2018	$12,358	$14,591	$12,725
Oct 2019	$13,399	$16,681	$13,292
Oct 2020	$12,931	$18,301	$12,446
Oct 2021	$16,432	$26,155	$16,471
Oct 2022	$14,576	$22,334	$15,212
Oct 2023	$16,225	$24,599	$17,010
Oct 2024	$18,787	$33,950	$20,063

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTSOX	15.88%	6.99%	6.51%
S&P 500® Index	38.02%	15.27%	13.00%
CBOE S&P 500® Put-Write Index	17.94%	8.58%	7.21%

AssetsNet	$ 611,136,660
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 3,132,308
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$611,136,660
# of Portfolio Holdings	22
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$3,132,308

Holdings [Text Block]	Sector Diversification (% of TNA as of 10/31/24)
Value	Value
Purchased Options	107.1%
U.S. Treasury Bills	21.5%
Exchange-Traded Funds	4.6%
Repurchase Agreements	0.2%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

C000173616
Shareholder Report [Line Items]
Fund Name	Glenmede Secured Options Portfolio
Trading Symbol	GLSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Institutional Class (GLSOX) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLSOX	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Secured Options Portfolio had a total return of +16.20%. The Portfolio compares its performance to the S&P 500® Index and the CBOE S&P 500® PutWrite Index, each of which had returns of +38.02% and +17.94%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Cash secured put options had a cash yield of +5.7% per annum.

  Equity Risk Premium earned was +16.35%.

  Our process for cycling through monthly expiration (replacing expiring options with new options) added 10 basis points (bps) to the Portfolio’s total return relative to the CBOE S&P 500 PutWrite Index.

  Realized volatility was higher than what the market expected, leading to a -0.77% Volatility Risk Premium over the reporting period.

  The CBOE S&P 500 PutWrite Index underperformed CBOE S&P 500 Buy-Write Index by -0.57%.

  Our defensive positioning (lower strike selection) caused -0.96% of underperformance relative to the CBOE S&P 500 PutWrite Index.

Line Graph [Table Text Block]
	GLSOXFootnote Reference1	S&P 500® Index	CBOE S&P 500® Put-Write Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,662	$10,520	$10,698
Oct 2016	$11,226	$10,994	$11,191
Oct 2017	$12,091	$13,593	$12,511
Oct 2018	$12,450	$14,591	$12,725
Oct 2019	$13,537	$16,681	$13,292
Oct 2020	$13,089	$18,301	$12,446
Oct 2021	$16,670	$26,155	$16,471
Oct 2022	$14,810	$22,334	$15,212
Oct 2023	$16,513	$24,599	$17,010
Oct 2024	$19,174	$33,950	$20,063

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/9/16
GLSOX	16.20%	7.21%	6.77%
S&P 500® Index	38.02%	15.27%	14.92%
CBOE S&P 500® Put-Write Index	17.94%	8.58%	7.53%

AssetsNet	$ 611,136,660
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 3,132,308
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$611,136,660
# of Portfolio Holdings	22
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$3,132,308

Holdings [Text Block]	Sector Diversification (% of TNA as of 10/31/24)
Value	Value
Purchased Options	107.1%
U.S. Treasury Bills	21.5%
Exchange-Traded Funds	4.6%
Repurchase Agreements	0.2%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.